Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$12,934,037	$20,713	$69,249	$12,885,501
Small Business Administration (“SBA”) Bonds	125,777,016	560,352	890,837	125,446,531
Tax Exempt Municipal Bonds	60,141,164	1,518,974	329,769	61,330,369
Taxable Municipal Bonds	1,998,258	3,546	23,919	1,977,885
Mortgage-Backed Securities	185,291,038	1,073,432	1,903,919	184,460,551
Equity Securities	155,000	—	—	155,000
	$386,296,513	$3,177,017	$3,217,693	$386,255,837

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
Student Loan Pools	$8,522,043	$1,288	$1,546	$8,521,785
SBA Bonds	123,324,802	1,113,160	189,518	124,248,444
Tax Exempt Municipal Bonds	59,623,185	2,789,233	56,851	62,355,567
Taxable Municipal Bonds	2,016,833	—	19,703	1,997,130
Mortgage-Backed Securities	186,732,705	1,936,847	973,572	187,695,980
Equity Securities	155,000	—	—	155,000
	$380,374,568	$5,840,528	$1,241,190	$384,973,906

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Due in less than one year	$800,086	$798,888
Due in one year to five years	8,644,891	8,640,449
Due in five to ten years	53,159,099	53,352,084
Due in ten years or more	138,401,399	139,003,865
Mortgage-Backed Securities	185,291,038	184,460,551
	$386,296,513	$386,255,837

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The tables below summarize gross unrealized losses and the related fair value, aggregated by investment category and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2018
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$8,384,145	$69,249	$—	$—	$8,384,145	$69,249
SBA Bonds	59,496,936	479,955	25,054,861	410,882	84,551,797	890,837
Tax Exempt Municipal Bonds	4,585,849	91,281	9,626,613	238,488	14,212,462	329,769
Taxable Municipal Bonds	—	—	980,520	23,919	980,520	23,919
Mortgage-Backed Securities	38,168,598	249,050	81,947,249	1,654,869	120,115,847	1,903,919
	$110,635,528	$889,535	$117,609,243	$2,328,158	$228,244,771	$3,217,693

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Student Loan Pools	$7,556,014	$1,546	$—	$—	$7,556,014	$1,546
SBA Bonds	24,433,422	151,459	5,588,532	38,059	30,021,954	189,518
Tax Exempt Municipal Bonds	4,406,162	13,852	4,328,229	42,999	8,734,391	56,851
Taxable Municipal Bonds	1,997,130	19,703	—	—	1,997,130	19,703
Mortgage-Backed Securities	62,574,910	624,772	23,612,359	348,800	86,187,269	973,572
	$100,967,638	$811,332	$33,529,120	$429,858	$134,496,758	$1,241,190